SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies 1	90.00%
Significant Accounting Policies 2	10.00%
Significant Accounting Policies 7	964,500
Significant Accounting Policies 8	964,500
Significant Accounting Policies 9	2,489,000
Significant Accounting Policies 10	2,639,000